Organization and Summary of Significant Accounting Policies - Additional Information (Detail)		3 Months Ended		12 Months Ended
	Mar. 25, 2022 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	May 25, 2022 USD ($)	Jan. 01, 2022 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense		$ 1,900,000	$ 340,000	$ 1,900,000	$ 1,300,000
Proceeds from issuance of common stock		14,791,000		50,800,000
Cash, FDIC Insured Amount		250,000		250,000
Operating lease, Liability		$ 16,474,000		28,310,000
ASU 2016-02
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Change in accounting principle, accounting standards update, adopted		true
Change in accounting principle, accounting standards update, adoption date		Jan. 01, 2022
Change in accounting principle, accounting standards update, adoption not material		true
ASU 2016-13
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Change in accounting principle, accounting standards update, adopted		true
Change in accounting principle, accounting standards update, adoption date		Jan. 01, 2022
Change in accounting principle, accounting standards update, adoption not material		true
Maximum | ASU 2016-02
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease, Liability							$ 9,000,000
Minimum | ASU 2016-02
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease, Liability							$ 7,000,000
401(k)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Defined contribution plan, Cost				$ 0	$ 0
Tailwind Two Merger [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Intangible assets acquired	$ 0
Cash and marketable securities held in trust	$ 29,000,000
Business Acquisition date	Mar. 25, 2022
Tailwind Two Merger [Member] | P I P E Investment [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from issuance of common stock	$ 51,000,000
Tailwind Two Merger [Member] | Common Stock
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Exchange ratio	27.585
Tailwind Two Merger [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Goodwill						$ 0
Subsequent Event | Tailwind Two
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash and marketable securities held in trust	$ 29,000,000
Proceeds from issuance of common stock	51,000,000
Subsequent Event | Tailwind Two Merger [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Goodwill	0
Intangible assets acquired	$ 0
Subsequent Event | Tailwind Two Merger [Member] | Common Stock
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Exchange ratio	27.585